Non-controlling Interest - Summarized Statement of Loss and Comprehensive Loss (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Revenue from contracts with customers		$ 11,755,056	$ 12,309,755	$ 27,723,154	$ 22,131,395	$ 47,695,828	$ 34,261,647
Selling, general and administrative expenses		(15,907,638)	(15,447,682)	(26,461,372)	(31,462,316)	(60,538,424)	(63,824,118)
Impairment loss on goodwill		(7,570,471)		(7,570,471)		(3,288,847)	(26,898,016)
Finance costs		(379,007)	(458,786)	(1,295,529)	(816,902)	(2,143,978)	(1,786,781)
Loss before income tax		(37,275,162)	(12,102,226)	(43,779,657)	(30,945,838)	(84,424,529)	(127,741,941)
Income tax		(12,530)	154	(12,530)	(11,944)	0	3,477,711
Net loss		(30,897,458)	(11,112,863)	(35,181,808)	(28,020,491)	(74,971,745)	(123,170,020)
Total comprehensive loss		(40,989,854)	(14,795,140)	(50,285,828)	(31,674,288)	(83,674,281)	(117,526,283)
Loss attributable to the subsidiary's non-controlling interest		(6,390,234)	(989,209)	(8,610,379)	(2,937,291)	(9,452,784)	(1,094,210)
Comprehensive loss attributable to the subsidiary's non-controlling interest		(6,390,234)	(989,209)	(8,610,379)	(2,937,291)	(9,455,479)	$ (1,320,138)
Sprout Foods, Inc.
Minority Interest [Line Items]
Revenue from contracts with customers	$ 2,403,074	8,364,475	7,016,918	16,522,072	12,664,345	25,971,480
Cost of sales	(3,192,259)	(7,610,969)	(7,324,782)	(15,923,258)	(12,894,061)	(28,200,621)
Selling, general and administrative expenses	(1,253,251)	(2,472,272)	(930,384)	(6,227,801)	(4,971,533)	(9,459,448)
Impairment Of Intangible Assets and Goodwill		(10,164,000)		(10,164,000)
Impairment loss on intangible assets						(1,527,000)
Impairment loss on goodwill						(3,288,847)
Finance costs	(140,218)	(923,315)	(744,289)	(1,462,282)	(673,161)	(2,427,165)
Loss before income tax	(2,182,654)	(12,806,081)	(1,982,537)	(17,255,269)	(5,874,410)	(18,931,601)
Income tax	(1,398)		154		(11,944)	(11,854)
Net loss	(2,184,052)	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)	(18,943,455)
Total comprehensive loss	(2,635,006)	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)	(18,948,855)
Loss attributable to the subsidiary's non-controlling interest	(1,094,210)	(6,390,234)	(989,209)	(8,610,379)	(2,937,291)	(9,452,784)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$ (1,320,138)	$ (6,390,234)	$ (989,209)	$ (8,610,379)	$ (2,937,291)	$ (9,455,479)